Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 40,951	$ 75,765
Trade receivables (including related party receivables of $1.2 million and $0.5 million as of March 31, 2012 and December 31, 2011, respectively), net of allowance for doubtful accounts	85,496	70,968
Accrued contract receivables (including related party receivables of $2.1 million and $3.3 million as of March 31, 2012 and December 31, 2011)	103,313	98,203
Prepayments	24,868	22,664
Other receivables and current assets (including related party receivables of $6.1 million and $5.5 million as of March 31, 2012 and December 31, 2011, respectively)	56,027	49,726
Total current assets	310,655	317,326
Property and equipment, net	11,325	5,922
Intangible assets, net	100,320	91,192
Equity method investments	502	2,270
Goodwill	69,841	52,956
Other assets	12,429	11,865
Total non-current assets	194,417	164,205
Total assets	505,072	481,531
Current liabilities:
Accounts payable	33,421	41,565
Accrued liabilities	69,352	49,621
Deferred revenue and current portion of deferred government grant	6,171	6,217
Current portion of acquisition related liabilities	49,961	26,900
Current portion of long-term debt and short-term financings	3,228	2,881
Income tax liabilities	9,985	9,883
Total current liabilities	172,118	137,067
Long-term debt	6,397	6,859
Deferred government grant - non-current	2,880	3,162
Acquisition related liabilities - non-current	4,716	18,772
Other non-current liabilities	16,743	18,180
Total liabilities	202,854	184,040
Commitments and contingencies (See Note 12)
Shareholders' equity:
Share capital, nominal value GBP 0.05, 100,000,000 ordinary shares authorized; 62,758,326 and 61,790,985 shares issued and outstanding as of March 31, 2012 and December 31, 2011, respectively	5,225	5,148
Additional paid-in capital	355,267	346,031
Accumulated deficit	(43,544)	(34,726)
Accumulated other comprehensive income	(14,795)	(19,046)
Total Velti shareholders' equity	302,153	297,407
Non-controlling interests	65	84
Total equity	302,218	297,491
Total liabilities and shareholders' equity	$ 505,072	$ 481,531